Accumulated other comprehensive income (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(15,875)	(15,903)
Gains/(losses) on cash flow hedges
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(29)	(66)	(33)
Increase/(decrease)	6	7	(5)
Increase/(decrease) due to equity method investments	13	30	(1)
Reclassification adjustments, included in net income	(1)	0	(27)
Total increase/(decrease)	18	37	(33)
Balance	(11)	(29)	(66)
Cumulative translation adjustments
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(12,767)	(11,778)	(11,470)
Increase/(decrease)	(991)	(1,040)	(324)
Increase/(decrease) due to equity method investments	0	0	0
Reclassification adjustments, included in net income	84	51	16
Total increase/(decrease)	(907)	(989)	(308)
Balance	(13,674)	(12,767)	(11,778)
Unrealized gains/(losses) on securities
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	84	99	117
Increase/(decrease)	(27)	227	6
Increase/(decrease) due to equity method investments	0	0	0
Reclassification adjustments, included in net income	(5)	(242)	(24)
Total increase/(decrease)	(32)	(15)	(18)
Balance	52	84	99
Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(3,801)	(3,751)	(3,136)
Increase/(decrease)	750	(291)	(720)
Increase/(decrease) due to equity method investments	0	0	0
Reclassification adjustments, included in net income	294	241	105
Total increase/(decrease)	1,044	(50)	(615)
Balance	(2,757)	(3,801)	(3,751)
Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	610	362	(33)
Increase/(decrease)	0	319	383
Increase/(decrease) due to equity method investments	0	0	0
Reclassification adjustments, included in net income	(95)	(71)	12
Total increase/(decrease)	(95)	248	395
Balance	515	610	362
Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(15,903)	(15,134)	(14,555)
Increase/(decrease)	(262)	(778)	(660)
Increase/(decrease) due to equity method investments	13	30	(1)
Reclassification adjustments, included in net income	277	(21)	82
Total increase/(decrease)	28	(769)	(579)
Balance	(15,875)	(15,903)	(15,134)
Bank
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(14,194)	(11,956)
Bank | Gains/(losses) on cash flow hedges
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	7	0	32
Increase/(decrease)	6	7	(5)
Reclassification adjustments, included in net income	(4)	0	(27)
Total increase/(decrease)	2	7	(32)
Balance	9	7	0
Bank | Cumulative translation adjustments
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(11,349)	(10,326)	(9,994)
Increase/(decrease)	(2,261)	(1,067)	(348)
Reclassification adjustments, included in net income	83	44	16
Total increase/(decrease)	(2,178)	(1,023)	(332)
Balance	(13,527)	(11,349)	(10,326)
Bank | Unrealized gains/(losses) on securities
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	53	96	99
Increase/(decrease)	(13)	199	21
Reclassification adjustments, included in net income	(5)	(242)	(24)
Total increase/(decrease)	(18)	(43)	(3)
Balance	35	53	96
Bank | Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(670)	(729)	(871)
Increase/(decrease)	(102)	4	103
Reclassification adjustments, included in net income	58	55	39
Total increase/(decrease)	(44)	59	142
Balance	(714)	(670)	(729)
Bank | Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	3	4	5
Increase/(decrease)	0	0	0
Reclassification adjustments, included in net income	0	(1)	(1)
Total increase/(decrease)	0	(1)	(1)
Balance	3	3	4
Bank | Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(11,956)	(10,955)	(10,729)
Increase/(decrease)	(2,370)	(857)	(229)
Reclassification adjustments, included in net income	132	(144)	3
Total increase/(decrease)	(2,238)	(1,001)	(226)
Balance	(14,194)	(11,956)	(10,955)